ORGANIZATION - Additional Information (Details) $ in Thousands			12 Months Ended
	Dec. 19, 2016	Jan. 31, 2011 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ORGANIZATION
Assets			¥ 26,948,405,000	$ 3,907,153	¥ 23,095,039,000
Consolidated VIE's assets pledged as collateral			0
Consolidated VIE's liabilities pledged as collateral			0
Option Agreement
ORGANIZATION
Exclusive option price			¥ 1
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026		Dec. 18, 2016
Technical Consulting and Service Agreement
ORGANIZATION
Agreement agreement between 21Vianet China and the 21Vianet Technology, term	10 years		10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date	Dec. 18, 2026		Dec. 18, 2016
Service fee per hour			¥ 1,000
Loan Agreement | Shareholders | Loan one
ORGANIZATION
Loan facility provided to related parties		¥ 7,000,000
Loan Agreement | Shareholders | Loan Two
ORGANIZATION
Loan facility provided to related parties		¥ 3,000,000
Variable Interest Entity, Primary Beneficiary
ORGANIZATION
Assets			17,323,660,000	2,511,694	¥ 14,974,731,000
Variable Interest Entity, Primary Beneficiary | Asset Pledged as Collateral
ORGANIZATION
Assets			¥ 231,424,000	$ 33,553